Marketing and Sales	12 Months Ended
Dec. 31, 2021
Marketing and Sales [Abstract]
MARKETING AND SALES

NOTE 12 - MARKETING AND SALES

	Year ended December 31,
	2021	2020	2019
	USD in thousands

Payroll and related expenses	1,273	833	870
Exhibitions, conventions and travel expenses	42	175	172
Consultants	394	178	212
Other	139	82	96
	1,848	1,268	1,350